Note 25 - Cumulative Impact of the Reorganization Adjustments (Details) - USD ($) $ in Millions		Sep. 03, 2013	Dec. 31, 2015	Dec. 31, 2014
Cumulative Impact Of Reorganization Adjustments [Line Items]
Emergence and success fees paid at emergence		$ 9
Accumulated deficit			$ (283)	$ (204)
Reorganization Adjustments [Member]
Cumulative Impact Of Reorganization Adjustments [Line Items]
Gain on settlement of liabilities subject to compromise		2,021
Fair value of shares issued to Backstop Parties and employees		(25)
Write-off of unamortized debt discounts and debt issuance costs		(14)
Success fees accrued at emergence		(13)
Emergence and success fees paid at emergence		(9)
Write-off of deferred equity issuance costs		(3)
Net gain on reoganization adjustments		1,957
Cancellation of Predecessor Company equity		(3,628)
Accumulated deficit	[1]	$ (1,671)

[1]	The net gain on reorganization adjustments has been included in Reorganization items, net in the Consolidated Statement of Operations.